Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,394,000
Previously Paid Amount	0.00
Total Fee Amount	5,854.61
Total Offset Amount	0.00
Net Fee	5,854.61
Narrative - Max Aggregate Offering Price	$ 42,394,000
Final Prospectus	true